OPERATING DATA - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
VAT receivables	$ 836	$ 792
Prepaid expenses and non-trade receivables	610	658
Financial amounts receivable	389	247
Income tax receivable	148	209
Receivables from public authorities	207	206
Receivables from sale of intangible, tangible and financial assets	91	81
Derivative financial instruments (notes 6.1 and 6.3)	305	643
CO2 emission rights	180	3
Other	256	198
Prepaid expenses and other current assets	3,022	3,037
Sovereign-fund guaranteed receivables
Disclosure of detailed information about financial instruments [line items]
Financial amounts receivable	$ 98	$ 114